Intangible Assets, Goodwill And Other Assets (Schedule Of Other Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
CO2 volumetric production payments, net of amortization	$ 9,395	$ 4,421
Deferred Marine Charges	13,042	2,829	[1]
Other deferred costs and deposits	38,854	30,861
Other assets, net of amortization	$ 61,291	$ 38,111

[1]	(1)See discussion of deferred charges on marine transportation assets in the Summary of Accounting Policies (Note 2)